Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segments

	Central processing algorithm services	Intelligent chips and services	Total December 31, 2021
	RMB	RMB	RMB
Revenues	273,040,158	256,210,506	529,250,664
Cost of revenues	96,882,046	218,715,087	315,597,133
Gross profit	176,158,112	37,495,419	213,653,531
Depreciation and amortization	2,420,483	1,108,263	3,528,746
Total capital expenditures	-	229,589	229,589

	Central processing algorithm services	Intelligent chips and services	Total December 31, 2022
	RMB	RMB	RMB
Revenues	447,812,310	138,247,782	586,060,092
Cost of revenues	324,243,973	134,343,805	458,587,778
Gross profit	123,568,338	3,903,976	127,472,314
Depreciation and amortization	1,706,553	7,539,696	9,246,249
Total capital expenditures	1,082,391	-	1,082,391

	Central processing algorithm services	Intelligent chips and services	Total December 31, 2023
	RMB	RMB	RMB	USD
Revenues	569,906,586	10,109,828	580,016,414	81,891,992
Cost of revenues	395,959,074	10,067,646	406,026,720	57,326,545
Gross profit	173,947,512	42,182	173,989,694	24,565,447
Depreciation and amortization	6,774,207	406,754	7,180,961	1,013,873
Total capital expenditures	72,139	-	72,139	10,185

Total assets as of:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Central processing algorithm services	332,817,542	410,520,259	57,960,984
Intelligent chips and services	169,237,705	-	-
Total assets	502,055,247	410,520,259	57,960,984

Schedule of disaggregation

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Mainland PRC revenues	270,156,427	448,978,186	540,294,309	76,262,305
Hong Kong revenues	34,389,531	-	29,612,277	4,202,290
International revenues	218,486,434	137,081,907	10,109,828	1,427,397
Total revenues	523,032,392	586,060,092	580,016,414	81,891,992